UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/10

Check Here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  28-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847/397-8630

Signature, Place, and Date of Signing:

Nathan K. Snodgrass     Schaumburg, Il     4/9/10
-------------------     --------------     -------

Report Type:

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F  Information Table Entry Total:    53

Form 13F Information Table Value Total:     118,962

List of Other Included Managers:            NONE

FORM 13F INFORMATION TABLE

                                   TITLE                    VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS     CUSIP      (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------           --------     ---------  --------  -------  ---  ----  -------  --------  ------  ------  -------
Abbott Laboratories                COM          002824100   3,335      63,315 SH         SOLE               10,525  0        52,790
Aecom Technology Corp              COM          00766T100     948      33,422 SH         SOLE                5,436  0        27,986
AEROPOSTALE INC                    COM          007865108   1,024      35,525 SH         SOLE                5,333  0        30,192
AFLAC Inc.                         COM          001055102   3,608      66,463 SH         SOLE                9,005  0        57,458
Altera Corporation                 COM          021441100     730      30,059 SH         SOLE                4,091  0        25,968
Amgen Incorporated                 COM          031162100   1,380      23,065 SH         SOLE                3,471  0        19,594
Arch Coal Inc                      COM          039380100   3,153     138,002 SH         SOLE               20,648  0       117,354
Autoliv Inc                        COM          052800109   2,650      51,421 SH         SOLE                8,194  0        43,227
Autozone Inc                       COM          053332102   3,410      19,700 SH         SOLE                2,988  0        16,712
Bb&T Corporation                   COM          054937107   2,735      84,453 SH         SOLE               13,016  0        71,437
Berkshire Hathaway Cl A            COM          084670108   1,340          11 SH         SOLE                    3  0             8
Berkshire Hathaway Cl B            COM          084670207   2,468      30,372 SH         SOLE                2,347  0        28,025
Buckle Inc                         COM          118440106      75       2,045 SH         SOLE                1,745  0           300
Chevrontexaco Corp                 COM          166764100   3,487      45,981 SH         SOLE                7,443  0        38,538
Cisco Systems Inc                  COM          17275R102   3,286     126,222 SH         SOLE               17,150  0       109,072
Coca Cola Company                  COM          191216100     260       4,735 SH         SOLE                1,200  0         3,535
Colgate-Palmolive Co               COM          194162103     251       2,939 SH         SOLE                       0         2,939
Corning Inc                        COM          219350105   3,571     176,674 SH         SOLE               24,439  0       152,235
CSX Corp                           COM          126408103   3,353      65,869 SH         SOLE               10,297  0        55,572
Cummins Inc                        COM          231021106   3,477      56,122 SH         SOLE                7,996  0        48,126
DPL Inc.                           COM          233293109   2,897     106,537 SH         SOLE               17,795  0        88,742
Dreamworks Animation Inc           COM          26153C103     804      20,407 SH         SOLE                2,734  0        17,673
Edwards Lifesciences Cp            COM          28176E108   1,255      12,697 SH         SOLE                2,167  0        10,530
EXPRESS SCRIPTS                    COM          302182100   3,285      32,280 SH         SOLE                4,490  0        27,790
Exxon Mobil Corporation            COM          30231G102   3,862      57,658 SH         SOLE                6,369  0        51,289
Family Dollar Stores Inc           COM          307000109   3,455      94,376 SH         SOLE               13,379  0        80,997
First Solar Inc Com                COM          336433107     878       7,161 SH         SOLE                  929  0         6,232
Fiserv Inc                         COM          337738108   3,281      64,647 SH         SOLE                8,985  0        55,662
Flextronics Intl Ltd               COM          Y2573F102   3,433     437,867 SH         SOLE               63,394  0       374,473
Franklin Resources Inc             COM          354613101   2,639      23,792 SH         SOLE                3,750  0        20,042
Gamestop Corp Cl A New             COM          36467W109     903      41,203 SH         SOLE                5,537  0        35,666
Gilead Sciences Inc                COM          375558103     804      17,687 SH         SOLE                2,175  0        15,512
Google Inc Class A                 COM          38259P508   3,470       6,119 SH         SOLE                  861  0         5,258
Hewlett-Packard Company            COM          428236103   3,422      64,388 SH         SOLE                8,886  0        55,502
I H S Inc                          COM          451734107     908      16,990 SH         SOLE                2,278  0        14,712
I T T Educ Svcs Inc                COM          45068B109   3,436      30,548 SH         SOLE                4,596  0        25,952
Intel Corp                         COM          458140100   3,244     145,535 SH         SOLE               20,222  0       125,313
Ishares Silver Trust               COM          46428Q109     407      23,721 SH         SOLE                4,274  0        19,447
Medcohealth Solutions              COM          58405U102   3,432      53,158 SH         SOLE                7,315  0        45,843
Nice Systems Ltd Adr               COM          653656108     877      27,634 SH         SOLE                3,693  0        23,941
Oracle Corporation                 COM          68389X105   3,468     134,876 SH         SOLE               19,492  0       115,384
Perrigo Co                         COM          714290103   3,598      61,277 SH         SOLE                7,998  0        53,279
Potash Corp. of Saskatch           COM          73755L107     942       7,890 SH         SOLE                1,157  0         6,733
Powershs Agriculture ETF           COM          73936B408   1,711      70,642 SH         SOLE               13,982  0        56,660
Powershs Base Metals ETF           COM          73936B705   1,521      67,553 SH         SOLE               13,328  0        54,225
Powershs Energy ETF                COM          73936B101   2,563      99,403 SH         SOLE               19,393  0        80,010
Smucker J M Co New                 COM          832696405   3,195      53,017 SH         SOLE                8,836  0        44,181
Teco Energy Inc                    COM          872375100   3,418     215,120 SH         SOLE               32,502  0       182,618
Tupperware Corporation             COM          899896104   2,788      57,822 SH         SOLE                8,822  0        49,000
Wolverine World Wide Inc           COM          978097103     889      30,483 SH         SOLE                4,081  0        26,402
Zimmer Holdings Inc                COM          98956P102   3,348      56,556 SH         SOLE                7,860  0        48,696
Zurich Financial Services A        COM          H9870Y105     287       1,119 SH         SOLE                       0         1,119
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